3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981-4659

falcoj@pepperlaw.com

December 13, 2013

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             FundVantage Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

FundVantage Trust (the “Trust”) is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Mount Lucas U.S. Focused Equity Fund, a series of the Trust (the “Fund”).  It is anticipated that the Shares will be issued to shareholders of the Mount Lucas U.S. Focused Equity Fund, a series of the Scotia Institutional Funds (the “Acquired Fund”), in connection with the proposed reorganization of the Acquired Fund into the Fund (the “Reorganization”), pursuant to an agreement and plan of reorganization (“Reorganization Agreement”).  The Reorganization Agreement is subject to the approval of the Acquired Fund’s shareholders at a meeting to be held at or about March 7, 2014.

Pursuant to Rule 488 under the 1933 Act, it is proposed that this filing will become effective on January 12, 2014.

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4659 or John M. Ford at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                 Mr. Joel Weiss

John M. Ford, Esq.

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